IMPAIRMENT TESTING - Summary of Impairment Testing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Excess values (recoverable amount less carrying amount)	$ 20.4	$ 28.6	$ 9.8
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 0.0	$ 0.0	0.0
Tanker Fleet
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Recoverable amount			3,495.0
Excess values (recoverable amount less carrying amount)			$ 952.1